Inventories (Details) - Schedule of adjustment to recoverable value of inventories of agricultural products - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of adjustment to recoverable value of inventories of agricultural products [Abstract]
Balance	R$ (2,661)	R$ (271)
Balance	(23,484)	(2,661)
Adjustment to recoverable value of agricultural products, net	(22,728)	(4,153)
Realization as cost of sales	R$ 1,905	R$ 1,763